Short-Term Bank Borrowings (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Short-term bank borrowings (Textual)
Short-term bank borrowings	$ 393,534,612 [1]	$ 225,969,421	[1]	$ 135,768,634	[2]
Additional short-term bank borrowings (Textual)
Range of maturity term	One to twelve months
Interest range minimum	1.57%	2.97%		2.97%
Interest range maximum	7.93%	7.93%		5.56%
Amount guaranteed by related party and third party entities and individuals	248,714,638	152,392,055
Amount guaranteed by Chief Executive Officer	15,850,000	18,888,000
Land buildings and equipment carrying amount	90,798,902	91,582,011
Amount secured by land, buildings and equipment	11,000,000	25,420,808
Shanghai Pudong Development Bank [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	48,835,000	17,000,000
Shanghai Pudong Development Bank [Member] | Ningbo Keyuan's one year fixed term deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	50,403,000	18,494,500
Bank of China [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	62,393,870	45,577,366
Bank of China [Member] | Ningbo Keyuan's one year fixed term deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	63,835,423	46,533,893
China CITIC Bank [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	11,000,000	11,000,000
China CITIC Bank [Member] | Ningbo Keyuan's one year fixed term deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	11,246,860	11,411,500
China Construction bank [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	22,591,104
China Construction bank [Member] | Pledged deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	$ 22,825,797
Bank loans in RMB [Member]
Short-term bank borrowings (Textual)
Short-term Debt, Weighted Average Interest Rate	5.91%	5.45%		5.15%
Bank Loans In USD [Member]
Short-term bank borrowings (Textual)
Short-term Debt, Weighted Average Interest Rate	4.48%	3.78%		3.44%

[1]	Note 12
[2]	Note 10